Cover	Feb. 16, 2023
Cover [Abstract]
Entity Registrant Name	PANAMERA HOLDINGS CORPORATION
Entity Central Index Key	0001620749
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 16, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-55569
Entity Tax Identification Number	46-5707326
Entity Address Address Line 1	1218 Webster Street
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	713
Local Phone Number	289-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false